Changes in Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending balance at December 31, 2013	$ (145)	$ (79)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance at January 1, 2013	(79)	(10)
Other comprehensive income before reclassifications	(66)	(69)
Amounts reclassified from accumulated other comprehensive income	0	0
Ending balance at December 31, 2013	$ (145)	$ (79)